BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
BORROWINGS
Schedule of composition of borrowings

	As at 30 June 2023			As at 31 December 2022
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	(463)	—	(463)	(302)	—	(302)
Loan and overdrafts	(40)	—	(40)	(91)	—	(91)
Lease liabilities	(41)	(105)	(146)	(44)	(117)	(161)
Non-voting preference shares	—	(25)	(25)	—	(25)	(25)
Bonds	(553)	(8,638)	(9,191)	—	(9,861)	(9,861)
	(1,097)	(8,768)	(9,865)	(437)	(10,003)	(10,440)

Schedule of movement in financial liabilities to cash flow statement

	At 1 January 2023 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements[1] £m	At 30 June 2023 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	245	389	589	(8,663)
Short-term borrowings	(320)	(156)	15	(566)	(1,027)
Lease liabilities	(161)	25	8	(18)	(146)
Derivative financial instruments	(112)	79	—	(117)	(150)
Total financial liabilities arising from financing activities	(10,479)	193	412	(112)	(9,986)
Cash and cash equivalents net of bank overdrafts	611	(117)	(33)	—	461
Total	(9,868)	76	379	(112)	(9,525)

1.	Includes the reclassification of $700m USD Notes (£553m) USD Notes from long-term to short-term borrowings.

	At 1 January 2022 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 30 June 2022 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	—	(9,241)	(626)	48	(9,819)
Short-term borrowings	(41)	11	(1)	(2)	(33)
Lease liabilities	(117)	17	(12)	(19)	(131)
Derivative financial instruments	(2)	(221)	1	302	80
Total financial liabilities arising from financing activities	(160)	(9,434)	(638)	329	(9,903)
Cash and cash equivalents net of bank overdrafts	406	639	22	—	1,067
Total	246	(8,795)	(616)	329	(8,836)